Concentration of Risks (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Concentration of Risks [Line Items]
Cash and cash equivalents	¥ 55,155		¥ 92,586	$ 7,699
Variable Interest Entity, Primary Beneficiary [Member]
Concentration of Risks [Line Items]
Cash and cash equivalents	¥ 55,155		¥ 92,586	$ 7,699
Customer Concentration Risk [Member] | One Client [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	48.80%	40.20%
Customer Concentration Risk [Member] | Two Clients [Member] | Revenue Benchmark [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	11.00%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	34.10%		23.70%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	23.20%		19.50%
Customer Concentration Risk [Member] | Three Customer [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	10.20%		15.90%
Customer Concentration Risk [Member] | Four Customer [Member] | Accounts Receivable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage			11.40%
Supplier Concentration Risk [Member] | One Vendors [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	18.30%	32.50%	22.70%
Supplier Concentration Risk [Member] | Two Vendors [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	15.60%	27.10%	22.70%
Supplier Concentration Risk [Member] | One Suppliers [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	22.60%	32.90%	35.70%
Supplier Concentration Risk [Member] | Two Suppliers [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage		28.50%
Supplier Concentration Risk [Member] | Three Supplier [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage		17.60%
Supplier Concentration Risk [Member] | Four Suppliers [Member] | Accounts Payable [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage		10.40%
Supplier Concentration Risk [Member] | Three Vendors [Member] | Total Purchases [Member]
Concentration of Risks [Line Items]
Concentration risk, percentage	13.50%